Notes Payable	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 12 – NOTES PAYABLE

Convertible Notes

15% Senior Secured Convertible Promissory Notes

From January 1, 2019 through September 30, 2019, the Company entered into Securities Purchase Agreements (“SPAs”) with several accredited investors (the “Investors”) providing for the sale by the Company to the Investors of 15% Senior Secured Convertible Promissory Notes (the “SPA Notes”) in the aggregate amount of $2,973,000, of which a $100,000 was to related parties.

As amended on April 10, 2019, the Investors may elect to convert all or part of the SPA Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $1.00 (the “Fixed Conversion Price”); provided, however, in the event the per share price of a public offering multiplied by twenty five percent (25%) at the time of the listing of the shares of common stock on an exchange (the “Listing Event”) is less than $1.00 (the “Discounted Public Offering Price”) then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be 17.5% of the per share offering price paid by the investors in the public offering in conjunction with an uplisting to a national exchange.

In addition to the SPA Notes, the Investors also received warrants to purchase common stock of 212,357 shares of the Company (the “SPA Warrants”). The Investors are entitled to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The SPA Warrants are exercisable for five years at an exercise price of $8.40. In the event the conversion price is adjusted as contemplated above, then the exercise price shall adjust to equal 120% of the adjusted conversion price. The Investors may exercise the SPA Warrants on a cashless basis.

The Company granted the Investors piggyback registration rights with respect to the shares of common stock underlying the SPA Notes and the SPA Warrants.

As of September 30, 2019, the Company had an aggregate gross amount of $5,038,001 in SPA Notes outstanding, less a debt discount in the amount of $1,067,018 and a net balance of $3,970,982 included within convertible notes, net of debt discount. As of December 31, 2018, the Company had an aggregate gross amount of $2,165,000 in SPA Notes outstanding, less a debt discount in the amount of $639,172, and a net balance of $1,525,828 included within convertible notes, net of debt discount.

As of September 30, 2019,  the Company had an aggregate gross amount of $100,000 in SPA Notes outstanding, less a debt discount in the amount of $18,474, and a net balance of $81,526 included within convertible notes payable, related parties, net of debt discount. As of December 31, 2018, there were no outstanding SPA Notes included within convertible notes, related parties.

12% Secured Convertible Notes

During April 2019, Muscle USA entered into security purchase agreement (“April 2019 SPA”) with the several accredited investors (“April 2019 Investors”) providing for the sale by the Company to the investors of 12% secured convertible notes (“April 2019 Notes”) in the aggregate amount of $3,500,000 (the “April 2019 Offering”).

The April 2019 Notes bear interest at 12% per annum, paid quarterly, and mature 18 months from issuance. The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $14.00 per share (the “April 2019 Conversion Price”); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the “April 2019 Discounted Public Offering Price”) is less than $14.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) April 2019 Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.

In addition to the April 2019 Notes, the Investors also received 125,000 warrants to purchase common stock of the Company (the “April 2019 Warrants”) that entitle the holders to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The April 2019 Warrants are exercisable for five years at an exercise price of 115% of the conversion price.

Upon the occurrence of the listing of the Company’s common stock on a national securities exchange, the sale of all or substantially all of the Company’s stock, the sale or licensing of all or substantially all of the Company’s assets or any combination of the foregoing, the entire unpaid and outstanding principal amount and any accrued interest thereon under the April 2019 Notes shall automatically convert in whole without any further action by the holders.

As long as the April 2019 Notes remain outstanding, the Company has agreed that, among other items, it will only use proceeds from the sale of the April 2019 Notes and exercise of the April 2019 Warrants for specific corporate purposes as set forth in the April 2019 SPA, will not incur or permit indebtedness or liens unless permitted and will not enter into variable priced transactions. The Company and the April 2019 Investors entered into Security and Pledge Agreements providing that the obligations to the April 2019 Investors are secured by substantially all of Muscle USA’s assets.

The Company granted the April 2019 Investors piggyback registration rights with respect to the shares of common stock underlying the April 2019 Notes and the April 2019 Warrants.

As of September 30, 2019, the Company had an aggregate amount of $3,500,000 in April 2019 Notes outstanding included within convertible notes payable, net of debt discount.

Other Convertible Notes

On or about January 23, 2019, the Company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000, of which $400,000 was to related parties, to be upon the earlier of (a) January 24, 2020 or (b) the first day the company’s stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $1.00 per share. The Company reclassed $12,972 of convertible notes payable at December 31, 2018 to convertible notes payable related parties during the quarter ended September 30, 2019.

During April 2019, the Company repaid convertible notes payable in the aggregate principal amount of $150,000, of which $100,000 belong to related parties. In addition, the company issued 15,952 of the company’s common stock as payment for the interest incurred on the convertible notes payable repaid in the aggregate amount of $111,666.

As of September 30, 2019, the Company had an aggregate gross amount of $1,100,000 in other convertible notes payable outstanding, net of debt discount in the amount of $191,882 and a net balance of $908,118 included within convertible notes payable, net of debt discount. As of December 31, 2018, the Company had an aggregate gross amount of $1,163,266 in other convertible notes payable outstanding, net of debt discount in the amount of $674,087 and a net balance of $489,179 included within convertible notes payable, net of debt discount.

As of September 30, 2019, the Company had an aggregate gross amount of $300,000 in other convertible notes payable outstanding, net of debt discounts in the amount of $52,332 and a net balance of $247,668 included within convertible notes payable, related parties, net of debt discount. As of December 31, 2018, the Company had an aggregate gross amount of $387,028 in other convertible notes payable outstanding, net of debt discounts in the amount of $233,462 and a net balance of $153,566 included within convertible notes payable, related parties, net of debt discount.

As of September 30, 2019 and December 31, 2019 the Company has another convertible note payable in the amount of $100,000 which is included within convertible notes payable. See Note 13 – Commitments and Contingencies – Litigation, Claims and Assessments for details related to the $100,000 other convertible note payable.

In accordance with ASC 470-20 “Debt with Conversion and other Options”, the intrinsic value related to the convertible notes results in a beneficial conversion feature which is recorded as a debt discount with a corresponding credit to additional paid in capital. The relative fair value of the warrants at the date of grant is also recorded as a debt discount. As of September 30, 2019, the Company has an aggregate debt discounts on the convertible notes and convertible notes, related parties of $574,937 and $754,770, net of amortization expenses, related to the warrants and the beneficial conversion feature, respectively, and as of December 31, 2018 the Company recorded aggregate debt discounts on the convertible notes and convertible notes, related parties of $320,030 and $1,226,691, net of amortization expenses, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes. For the nine months ended September 30, 2019 the Company recorded aggregate debt discounts of $548,354 and $548,020, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes and for the nine months ended September 30, 2018 the Company recorded aggregate debt discounts of $343,818 and $3,194,671, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes, which were amortized over the expected terms of the respective notes.

Convertible Notes Payable to Former Parent

As of September 30, 2019, the Company had an aggregate gross amount of $82,457 in convertible notes payable to Former Parent outstanding, net of debt discount of in the amount of $10,883, and a net balance of $71,574. As of December 31, 2018, the Company had an aggregate gross amount of $82,458 in convertible notes payable to Former Parent outstanding, net of debt discount in the amount of 43,178, and a net balance of $39,280.

In accordance with ASC 470-20 “Debt with Conversion and other Options”, the intrinsic value related to the convertible notes results in a beneficial conversion feature which is recorded as a debt discount with a corresponding credit to additional paid in capital. As of September 30, 2019, the Company has an aggregate debt discount of $10,883, net of amortization expenses, related to the beneficial conversion feature and on the convertible notes and as of December 31, 2018 the Company has an aggregate debt discount of $43,178, net of amortization expenses related to the beneficial conversion feature and on the convertible notes, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes. For the nine months ended September 30, 2019 the Company recorded aggregate debt discounts of $0 related to the beneficial conversion feature on the convertible notes and for the nine months ended September 30, 2018 the Company recorded aggregate debt discounts of $475,000 related to the beneficial conversion feature, respectively, on the convertible notes, which were amortized over the expected terms of the respective notes.

Other Notes Payable

On or about January 23, 2019, the Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company’s stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $7.00 per share.

During April 2019, the Company repaid other notes payable in the aggregate principal amount of $560,000, of which $335,000 belong to related parties. In addition, the company issued 68,475 of the company’s common stock as payment for the interest incurred on the other notes payable repaid in the aggregate amount of $479,323.

On May 14, 2019, the Company issued a $91,000 promissory note to a related party. The note has a stated interest rate of 15% over the original term of one year with monthly interest payments. The note becomes due in one year or the first day the Company trades publicly on an exchange.

As of September 30, 2019, the Company had an aggregate amount of $0 and 91,000 in other notes payable and other notes payable, related parties, respectively. As of December 31, 2018, the Company had an aggregate amount of $225,000 and 335,000 in other notes payable and other notes payable, related parties, respectively.